NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NET SALES
Gross sales	R$ 93,234,968	R$ 89,398,218	R$ 49,658,208
Taxes on sales	(8,372,931)	(8,987,882)	(4,377,135)
Discounts	(2,449,827)	(2,065,255)	(1,466,412)
Net sales	R$ 82,412,210	R$ 78,345,081	R$ 43,814,661